Average Annual Total Returns	12 Months Ended	44 Months Ended	60 Months Ended	69 Months Ended	111 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blueprint Adaptive Growth Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	20.25%
Blueprint Adaptive Growth Allocation Fund | Blueprint Adaptive Growth Allocation Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	13.04%		7.37%	9.78%
Performance Inception Date	Mar. 31, 2020
Blueprint Adaptive Growth Allocation Fund | Blueprint Adaptive Growth Allocation Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.81%		7.03%	9.46%
Blueprint Adaptive Growth Allocation Fund | Blueprint Adaptive Growth Allocation Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.42%		5.75%	7.77%
HVIA Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%		15.22%
HVIA Equity Fund | HVIA Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	16.72%		12.38%		14.89%
HVIA Equity Fund | HVIA Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.73%		11.19%		14.07%
HVIA Equity Fund | HVIA Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.32%		9.68%		12.34%
Nia Impact Solutions Fund | MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.05%	15.63%
Nia Impact Solutions Fund | Nia Impact Solutions Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	16.26%	10.38%
Performance Inception Date	May 10, 2022
Nia Impact Solutions Fund | Nia Impact Solutions Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.19%	10.26%
Nia Impact Solutions Fund | Nia Impact Solutions Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.68%	8.12%